S000062201 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	90 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.34%	11.19%	11.58%
Morningstar Global Artificial Intelligence Select Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	30.67%	5.06%	11.00%
iShares Future AI & Tech ETF
Prospectus [Line Items]
Average Annual Return, Percent		30.25%	4.82%	10.72%
Performance Inception Date				Jun. 26, 2018
iShares Future AI & Tech ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.25%	4.54%	10.46%
iShares Future AI & Tech ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.91%	3.65%	8.63%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
[2]	The Morningstar Global Artificial Intelligence Select Index (Spliced) reflects the performance of the NYSE FactSet Global Robotics and Artificial Intelligence Index (Net) through August 11, 2024 and the Morningstar Global Artificial Intelligence Select Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.